SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS' EQUITY

a.	Share capital:

Ordinary Shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

In June 2018, the Company's shareholders approved an increase of the Company's authorized share capital by NIS 1,875,000 and as a result the authorized share capital is equal to NIS 3,000,000 divided into 100,000,000 Ordinary Shares, par value NIS 0.03 each.

In November 2018, the Company entered into agreements with several Israeli institutional investors to purchase 4,545,454 Ordinary shares at price per share of $2.75, for a total consideration of $12,500. Offering costs amounted to $248.

In January 2019, the Company’s shareholders approved the sale of 545,454 Ordinary Shares to the controlling shareholder at a price per share of $2.75, approximately $1,500 in the aggregate.

b.	Stock option plans:

In April 2015, the Company's Board of Directors adopted the "2015 Share Option Plan" (the "Plan"), which authorized the grant of options to purchase up to an aggregate of 1,500,000 Ordinary Shares to officers, directors, consultants and key employees of the Company and its subsidiaries. Options granted under the Plan expire within a maximum of ten years from adoption of the plan.

In April 2018, the Company granted options to its CEO to purchase a total of 500,000 Ordinary Shares at an exercise price of $2.32 per share. The options will vest as follows: 25% of the options granted will vest in April 2019; and 75% of the options will vest in twelve equal quarterly installments of 6.25% each until April 2022. These options will be exercisable for 48 months following the date of vesting.

On June 7, 2018, the Company’s shareholders approved the U.S. Taxpayers Appendix to its 2015 Share Option Plan and to reserve 1,000,000 of our Ordinary Shares for issuance thereunder. On August 15, 2018, the Company’s Board of Directors approved an increase in the framework of the Plan to 3,750,000 options.

On August 15 and 23, 2018, the Company granted options to its officers and employees to purchase a total of 732,500 and 35,000 Ordinary Shares, respectively, at exercise prices of $2.93 and $2.81 per share, respectively. The options will vest as follows: 25% will vest in August 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2022. These options will be exercisable for 48 months following the date of vesting.

In November 2018, the Company granted options to one of its officers to purchase a total of 217,500 Ordinary Shares at an exercise price of $2.81 per share. The options will vest as follows: 25% will vest in November 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until November 2022. These options will be exercisable for 48 months following the date of vesting.

In January 2019, the Company granted options to its employees to purchase a total of 60,000 Ordinary Shares at an exercise price range $2.76 - $2.85 per share. The options will vest as follows: 25% will vest in January 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until January 2023. These options will be exercisable for 48 months following the date of vesting.

In March  2019, the Company granted options to its officers and employees to purchase a total of 75,000 Ordinary Shares at an exercise price of $2.73 per share. The options will vest as follows: 25% will vest in March 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until March 2023. These options will be exercisable for 48 months following the date of vesting.

In May 2019, the Company granted options to one of its employee to purchase a total of 7,500 Ordinary Shares at an exercise price of $3.11 per share. The options will vest as follows: 25% will vest in May 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until May 2023. These options will be exercisable for 48 months following the date of vesting.

As of June 30, 2019, options to purchase 191,250 Ordinary Shares are available for future grant under the Plan.

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Six months ended June 30, 2019
	Unaudited
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,229,375	$2.25	8.82	$1,617
Granted	142,500	2.79	-	-
Exercised	(8,750)	1.26	-	-
Canceled	(47,500)	2.93	-	-

Outstanding at the end of the period	3,315,625	$2.32	8.37	$3,226

Exercisable	1,029,219	$1.63	7.62	$1,712

Intrinsic value of exercisable options (the difference between the closing share price of the Company’s Ordinary Shares on the last trading day in the period and the exercise price, multiplied by the number of in-the-money options) represents the amount that would have been received by the employees and directors option holders had all option holders exercised their options on June 30, 2019. This amount changes based on the fair market value of the Company’s Ordinary share.

As of June 30, 2019, unamortized compensation expenses related to employees and directors stock options to be recognized over an average time of approximately 4 years is approximately $2,954.

During the six months period ended June 30, 2019, the Company recognized compensation expenses related to employees and service providers stock option in the amount of $558, as follows:

	Six months ended June 30,
	2019	2018
	Unaudited

Cost of revenues	$76	$18*	)
Research and development	115	55*	)
Marketing and selling	20	94
General and administrative	347	233
	$558	$400

*) Reclassified

c.	Warrants:

On May 18, 2016, the Company issued warrants to an investor to purchase: (i) 4,255,319 Ordinary Shares at an exercise price per share of $0.47 (having an aggregate exercise price of $2,000), exercisable for a period of 24 months following the date of the investor’s initial investment and (ii) 3,636,363 Ordinary Shares at an exercise price per share of $0.55 (having an aggregate exercise price of $2,000), exercisable for a period of 48 months following the date of the initial investment. During 2016, the investor exercised warrants to purchase 2,659,575 Ordinary Shares at an exercise price per share of $0.47 for an aggregate total consideration of $1,250. During 2017, the investor exercised warrants to purchase 1,595,744 Ordinary Shares at an exercise price per share of $0.47 for an aggregate total consideration of $750, and warrants to purchase 2,181,818 Ordinary Shares at an exercise price per share of $0.55 for an aggregate total consideration of $1,200. In January 2018, the investor exercised warrants to purchase 1,454,545 Ordinary Shares at an exercise price per share of $0.55 in consideration of $800.

As of June 30, 2019, no warrants were Outstanding.